Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Details) - Fair Value, Nonrecurring - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS MEASURED ON A NONRECURRING BASIS
Collateral-dependent loans	$ 56	$ 152
Accrued income and other assets	32	14
Total assets on a recurring basis at fair value	88	166
Level 1
ASSETS MEASURED ON A NONRECURRING BASIS
Collateral-dependent loans	0	0
Accrued income and other assets	0	0
Total assets on a recurring basis at fair value	0	0
Level 2
ASSETS MEASURED ON A NONRECURRING BASIS
Collateral-dependent loans	0	0
Accrued income and other assets	0	0
Total assets on a recurring basis at fair value	0	0
Level 3
ASSETS MEASURED ON A NONRECURRING BASIS
Collateral-dependent loans	56	152
Accrued income and other assets	32	14
Total assets on a recurring basis at fair value	$ 88	$ 166